13F-HR
12/31/07

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York February 1, 2008

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value total:	$341,666

List of Other Included Managers:

No.	13F File Number		Name





<PAGE





x













FORM 13F INFORMATION TABLE























































NAME OF ISSUER

TITLE
OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE




























AMR

COM

001765106

7015

500000

SH



Sole



500000
American Axle & Mfg Holdings
COM

024061103

18620

1000000

SH



Sole



1000000
CVS Caremark Corporation

COM

126650100

39750

1000000

SH



Sole



1000000
Citadel Broadcasting

COM

17285T106

1030

500000

SH



Sole



500000
Corning Incorporated

COM

219350105

39584

1650000

SH



Sole



1650000
Walt Disney Company

COM

254687106

32280

1000000

SH



Sole



1000000
General Motors

COM

370442105

49780

2000000

SH



Sole



2000000
Intuitive Surgical,Inc

COM

559222401

83980

260000

SH



Sole



260000
Inverness Med Innovations

COM

46126P106

10191

181400

SH



Sole



181400
JPMorgan Chase & Co

COM

46625H100

26190

600000

SH



Sole



600000
Javelin Pharmaceuticals

COM

471894105

374

100000

SH



Sole



100000
Solutia

COM

881624209

687

3121000

SH



Sole



3121000
US Airways Group Inc

COM

90341W108

14710

1000000

SH



Sole



1000000
Verizon

COM

92343V104

17476

400000

SH



Sole



400000